Provisions - Non-tax-related proceedings (Details) £ in Millions, zł in Millions		1 Months Ended		6 Months Ended			12 Months Ended		24 Months Ended
	Feb. 13, 2018 EUR (€) item	Nov. 30, 2018	Feb. 28, 2017 EUR (€)	Jun. 30, 2019 PLN (zł) item	Jun. 30, 2019 GBP (£) item	Jun. 30, 2019 EUR (€) item	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2018 EUR (€)	Jun. 30, 2019 EUR (€)
Disclosure of provision matrix [line items]
Provisions							€ 13,225,000,000		€ 13,225,000,000	€ 14,571,000,000
Number Of State Attorneys General Represented By Executive Committee			32
Arbitration Cases Received FINRA | item				670	670	670
Arbitration Cases Pending FINRA | item				433	433	433
Banco Popular Espanol, S.A.
Disclosure of provision matrix [line items]
Provision used, other provisions						€ 40,000,000
"Planos Econmicos"
Disclosure of provision matrix [line items]
Period Of Suspension Of Economic Plan Processes		2 years
Delforca Case To Request Court Judgment On The Validity Of The Swaps
Disclosure of provision matrix [line items]
Arbitration Matter, Amount Claimed By Entity						66,000,000
Arbitration Matter, Amount Claimed By Counterparty						56,800,000
Administrative Investigation, Possible Collusion, Hedge For Syndicated Loans [Member]
Disclosure of provision matrix [line items]
Number of other public companies as other parties in the transaction | item	3
Fine imposed, all parties	€ 91,000,000
Fine imposed, Santander portion	23,900,000
Floor Clauses
Disclosure of provision matrix [line items]
Provisions										85,000,000
Extraordinary provision used						39,000,000	119,000,000	€ 238,000,000	396,000,000
Maximum risk	€ 900,000,000
IRPH Index [Member]
Disclosure of provision matrix [line items]
Maximum risk						4,300,000,000
CEO Functions Contract [Member]
Disclosure of provision matrix [line items]
Arbitration Matter, Amount Claimed By Entity						112,000,000
CHF Polish Mortgage Loans Ruling [Member]
Disclosure of provision matrix [line items]
Maximum risk				zł 10,116		2,380,000,000
Other combined provisions
Disclosure of provision matrix [line items]
Provisions							5,649,000,000		5,649,000,000	5,919,000,000
Provision for customer remediation
Disclosure of provision matrix [line items]
Provisions							€ 652,000,000		€ 652,000,000	689,000,000
Provision For Customer Remediation PPI Redress And Related Costs
Disclosure of provision matrix [line items]
Provisions					£ 247.9					€ 277,000,000
Additional provisions charged to income statement					£ 70.0	€ 80,000,000